MANAGING CAPITAL (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities
Equity	$ (14,445,765)	$ (8,332,838)	$ (35,200,448)	$ (15,462,536)
Capital	(219,904)	6,284,498	(15,192,889)
2017 Convertible Notes
Disclosure of contingent liabilities
Convertible Note	5,400,189	$ 14,617,336	$ 20,007,559
2019 Convertible Notes
Disclosure of contingent liabilities
Convertible Note	$ 9,265,480